Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operations	$ 551,740,000	$ 310,000,000	$ (495,505,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities of continuing operations:
Depreciation and amortization	310,204,000	248,732,000	275,510,000
Amortization and write-off of original issue discount and deferred financing cost	18,433,000	22,356,000	38,979,000
Loss on extinguishment of debt	0	0	28,628,000
Amortization of content costs	45,740,000	23,202,000	584,871,000
Impairment charges	74,912,000	689,000	4,524,000
Net gain on sale/disposal and impairment of assets	(9,752,000)	(834,000)	(7,662,000)
Gain on business divestitures	(750,398,000)	(508,439,000)	0
Equity-based compensation expense	254,028,000	209,380,000	530,929,000
Change in fair value of contingent liabilities	1,812,000	2,373,000	16,204,000
Change in fair value of equity investments with and without readily determinable fair value	(870,000)	(12,240,000)	(14,108,000)
Change in fair value of financial instruments	(65,753,000)	6,660,000	32,868,000
Equity losses from affiliates	21,018,000	223,604,000	72,733,000
Net provision for (benefit from) allowance for doubtful accounts	5,496,000	(1,122,000)	(5,568,000)
Net (gain) loss on foreign currency transactions	(14,082,000)	18,796,000	4,952,000
Distributions from affiliates	7,487,000	7,433,000	5,786,000
Tax receivable agreement liability adjustment	(40,635,000)	873,264,000	101,736,000
Income taxes	95,269,000	(703,243,000)	(70,274,000)
Other, net	2,967,000	(188,000)	(1,343,000)
Changes in operating assets and liabilities - net of acquisitions and divestitures:
Decrease/(increase) in receivables	38,643,000	(197,954,000)	(330,818,000)
Increase in other current assets	(80,869,000)	(79,946,000)	(91,368,000)
Increase in other assets	(77,471,000)	(46,133,000)	(800,902,000)
Increase in deferred costs	(280,592,000)	(842,000)	(22,190,000)
Increase/(decrease) in deferred revenue	130,298,000	(326,000)	101,890,000
Increase in accounts payable and accrued liabilities	19,028,000	39,698,000	244,583,000
Decrease in tax receivable agreement liability	(12,559,000)	0	0
Increase in other liabilities	65,749,000	46,286,000	125,665,000
Net cash provided by operating activities from continuing operations	309,843,000	481,206,000	330,120,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	3,499,000	(684,266,000)	(401,506,000)
Purchases of property and equipment	(199,104,000)	(127,115,000)	(99,291,000)
Proceeds from business divestitures, net of cash sold	1,076,737,000	924,751,000	4,624,000
Proceeds from sale of assets	9,740,000	4,037,000	21,993,000
Investments in affiliates	(105,491,000)	(52,130,000)	(151,148,000)
Other, net	2,409,000	1,940,000	4,289,000
Net cash provided by (used in) investing activities from continuing operations	787,790,000	67,217,000	(621,039,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	173,163,000	15,648,000	1,052,703,000
Payments on borrowings	(292,030,000)	(593,712,000)	(1,087,393,000)
Payments under tax receivable agreement	(37,534,000)	0	0
Contributions	5,807,000	0	5,550,000
Distributions	(70,689,000)	(36,386,000)	(9,175,000)
Repurchase of Class A common stock, including payment of equity forward contract	(200,000,000)	0	0
Dividends	(54,495,000)	0	0
Redemption payments related to pre-IPO units	(1,500,000)	(9,412,000)	(40,320,000)
Exercise of stock options	132,000	0	458,000
Proceeds from equity offering, net of underwriting discounts and offering expenses	0	0	1,886,643,000
Acquisition of non-controlling interests	(237,404,000)	92,487,000	(835,683,000)
Payments of contingent and deferred consideration related to acquisitions	(19,054,000)	(18,107,000)	(2,219,000)
Other, net	(554,000)	(427,000)	(10,389,000)
Net cash (used in) provided by financing activities from continuing operations	(734,158,000)	(549,909,000)	960,175,000
DISCONTINUED OPERATIONS:
Net cash provided by operating activities	83,754,000	21,728,000	3,479,000
Net cash used in investing activities	(57,339,000)	(771,752,000)	(38,041,000)
Net cash flows provided by (used in) discontinued operations	26,415,000	(750,024,000)	(34,562,000)
Change in cash, cash equivalents and restricted cash balances held for sale	4,062,000	24,599,000	(28,736,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,037,000	(20,132,000)	(3,255,000)
Increase (decrease) in cash, cash equivalents and restricted cash	398,989,000	(747,043,000)	602,703,000
Cash, cash equivalents and restricted cash at beginning of year	1,045,993,000	1,793,036,000	1,190,333,000
Cash, cash equivalents and restricted cash at end of year	$ 1,444,982,000	$ 1,045,993,000	$ 1,793,036,000